ALLOWANCE FOR CREDIT LOSSES - Allowance for Loan Losses Roll Forward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Allowance for credit losses
Allowance for loan losses at beginning of period	$ 12,626	$ 15,994	$ 19,648
Gross credit losses	(8,222)	(9,041)	(11,108)
Gross recoveries	1,661	1,739	2,135
Net credit losses (NCLs)	(6,561)	(7,302)	(8,973)
Net credit losses (NCLs)	6,561	7,302	8,973
Net reserve builds (releases)	340	139	(1,879)
Net specific reserve releases	(152)	(333)	(266)
Total provision for loan losses	6,749	7,108	6,828
Other, net	(754)	(3,174)	(1,509)
Allowance for loan losses at the end of year	12,060	12,626	15,994
Allowance for credit losses on unfunded lending commitments
Allowance for credit losses on unfunded lending commitments at beginning of period	1,402	1,063	1,229
Provision (release) for unfunded lending commitments	29	74	(162)
Other, net	(13)	265	(4)
Allowance for credit losses on unfunded lending commitments at end of period	1,418	1,402	1,063
Total allowance for loans, leases, and unfunded lending commitments at end of period	13,478	14,028	17,057
Sales or transfers of various consumer loan portfolios to held-for-sale
Other, net	(754)	(3,174)	(1,509)
Allowance for loan losses included in other transferred to allowance for unfunded lending commitments		271
Consumer
Sales or transfers of various consumer loan portfolios to held-for-sale
Transfer of real estate loan portfolios	(106)	(1,462)	(411)
Transfer of other loan portfolios	(468)	(948)	(657)
Sales or transfers of various consumer loan portfolios to held-for-sale	(574)	(2,410)	(1,068)
FX translation, consumer	(199)	(474)	(463)
Corporate
Allowance for credit losses
Other, net	19	(290)	22
Sales or transfers of various consumer loan portfolios to held-for-sale
Other, net	$ 19	$ (290)	$ 22